Average Annual Total Returns{- Fidelity® Mid Cap Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity® Mid Cap Enhanced Index Fund	Fidelity Mid Cap Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Mid Cap Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Mid Cap Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years
Total	15.37%	11.75%	11.91%	14.45%	10.45%	10.43%	9.75%	9.13%	9.43%	17.10%	13.40%	12.41%